Consolidated Statements Of Shareholders Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid In Capital Attributable To Convertible Option [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 132	$ 826	$ 343,087	$ (352,164)	$ (8,119)
Issuance of common stock and warrants in public and private offerings, net of issuance costs	73		13,606		13,679
Issuance of common stock for services	3		422		425
Share-based compensation, net of shares withheld for taxes	4		2,026		2,030
Comprehensive loss for the year				(19,259)	(19,259)
Balance at Dec. 31, 2017	212	826	359,141	(371,423)	(11,244)
Issuance of common stock and warrants in public and private offerings, net of issuance costs	45	1,950	3,281		5,276
Exercise Of Warrants	20	(475)	455
Expiration of warrants		(491)	491
Issuance of convertible debt with beneficial conversion feature			442		442
Issuance of common stock upon conversion and payment of interest in kind on convertible debt	4		52		56
Share-based compensation, net of shares withheld for taxes	6		1,023		1,029
Comprehensive loss for the year				(20,869)	(20,869)
Balance at Dec. 31, 2018	$ 287	$ 1,810	$ 364,885	$ (392,292)	$ (25,310)